Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preferred Shares - shares shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)	5.94%	6.60%	6.71%	6.77%	6.89%	6.29%	6.29%	5.86%
Shares outstanding (in shares)	26,000				36,000				26,000	36,000
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)									2.58%
Shares outstanding (in shares)	10,740								10,740
Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)									5.21%
Shares outstanding (in shares)	1,260								1,260
Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)									4.59%
Shares outstanding (in shares)	8,000								8,000
Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)									3.94%
Shares outstanding (in shares)	6,000								6,000